10. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
10. SUBSEQUENT EVENTS

Between April 27, 2016 and May 3, 2016, the Company entered into various agreements with certain holders of Series C preferred stock, including John Imhoff, the chairman of the Company’s board of directors, pursuant to which those holders separately agreed to exchange each share of Series C preferred stock held for 2.25 shares of the Company’s newly created Series C1 preferred stock and 9,600 shares of the Company’s common stock (the “Series C Exchanges”). In connection with the Series C Exchanges, each holder also agreed to roll over the $1,000 stated value per share of the holder’s shares of Series C1 preferred stock into the next qualifying financing undertaken by the Company on a dollar-for-dollar basis and, except in the event of an additional $50,000 cash investment in the Company by the holder, to execute a customary “lockup” agreement in connection with the financing. In total, for 1,916 shares of Series C preferred stock surrendered, the Company issued 4,312 shares of Series C1 preferred stock and 18,396,800 shares of common stock.

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments.” Separately, on April 27, 2016, the Company entered into a Rollover and Amendment Agreement with another holder of Series C preferred stock pursuant to which the holder agreed to roll over any shares of Series C preferred stock (stated value plus make-whole dividend), as well as any remaining principal and accrued interest on the Company’s convertible promissory note the holder holds, into the Company’s next financing, all on a dollar-for-dollar basis, as long as the next financing involves at least $1 million in cash from investors unaffiliated with the holder. The holder also agreed to return to the Company for cancelation warrants exercisable for 7,148,813 shares of the Company’s common stock that it holds. Except in the event of an additional $50,000 cash investment by the holder in the Company’s next financing, the holder has agreed to execute a customary “lockup” agreement in connection with the financing. Finally, the holder, as the holder of a majority of the outstanding Series C preferred stock, agreed to amend the Series C stock purchase agreement to eliminate any participation rights held by the Series C shareholders and to waive operation of certain anti-dilution provisions of the Series C that would otherwise be triggered by the transactions.

On May 5, 2016 and May 9, 2016 respectively, Jonathan Niloff, age 62, and Linda Rosenstock, age 65, formally announced their decisions not to stand for reelection to the Company’s board of directors at the Company’s 2016 annual meeting of stockholders. Dr. Niloff was appointed to the board in 2010 and Dr. Rosenstock was appointed in 2012. Both of their decisions to resign were for personal reasons and were not a result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

On February 11, 2016, the Company entered into a securities purchase agreement with an accredited investor for the issuance and sale on February 12, 2016 of $1.4375 million in aggregate principal amount of a senior secured convertible note for an aggregate purchase price of $1.15 million (a 20% original issue discount). In addition, the investor received a warrant exercisable to purchase an aggregate of approximately 179.7 million shares of the Company’s common stock. The convertible note matures on the second anniversary of issuance and, in addition to the 20% original issue discount, accrues interest at a rate of 17% per year. The Company will pay monthly interest coupons and, beginning six months after issuance, will pay amortized quarterly principal payments. If the Company does not receive, on or before the first anniversary after issuance, an aggregate of at least $3.0 million from future equity or debt financings or non-dilutive grants, then the holder will have the option of accelerating the maturity date to the first anniversary of issuance. The Company may prepay the convertible note, in whole or in part, without penalty, upon 20 days’ prior written notice. Subject to resale restrictions under Federal securities laws and the availability of sufficient authorized but unissued shares of the Company’s common stock, the convertible note is convertible at any time, in whole or in part, at the holder’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.008 per share (pre-stock split) or 70% of the average closing price per share for the five trading days prior to issuance, subject to certain customary adjustments and anti-dilution provisions contained in the convertible note.

The convertible note includes customary event of default provisions and a default interest rate of the lesser of 19% or the maximum amount permitted by law. Upon the occurrence of an event of default, the holder may require the Company to redeem the convertible note at 120% of the outstanding principal balance. The convertible note is secured by a lien on all of the Company’s assets, including its intellectual property, pursuant to a security agreement entered into by the Company and GPB in connection with the transaction.

The warrant is exercisable at any time, pending availability of sufficient authorized but unissued shares of the Company’s common stock, at an exercise price per share equal to the conversion price of the convertible note, subject to certain customary adjustments and anti-dilution provisions contained in the warrant. The warrant has a five-year term.

The Company used a placement agent in connection with the transaction. For its services, the placement agent received a cash placement fee equal to 4% of the aggregate gross proceeds from the transaction and a warrant to purchase shares of common stock equal to an aggregate of 6% of the total number of shares underlying the securities sold in the transaction, at an exercise price equal to, and terms otherwise identical to, the warrant issued to the investor. Finally, the Company agreed to reimburse the placement agent for its reasonable out-of-pocket expenses.

In connection with the transaction, on February 12, 2016, the Company and the investor entered into a four-year consulting agreement, pursuant to which the investor will provide management consulting services to the Company in exchange for a royalty payment, payable quarterly, equal to 3.5% of the Company’s revenues from the sale of products.

On February 24, 2016, the Company implemented a 1:100 reverse stock split of all of its issued and outstanding common stock. As a result of the reverse stock split, every 100 shares of issued and outstanding common stock of the Company were converted into 1 share. All fractional shares created by the reverse stock split were rounded to the nearest whole share. The reverse stock split decreased the Company’s issued and outstanding shares of common stock from 287,729,113 shares to 2,877,291 shares. The number of the authorized shares did not change.